Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

34. COMMITMENTS AND CONTINGENT LIABILITIES

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2025:

	2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$1,203	$1,203	$1,203	$1,203	$1,203	$11,672	$17,687
Capital commitments	506,065	6,176	—	—	—	—	512,241
Other operating commitments	23,668	13,269	12,642	13,620	12,306	35,360	110,865
	$530,936	$20,648	$13,845	$14,823	$13,509	$47,032	$640,793

Property leases consisted of off-balance sheet contractual obligations for land or building usage, while capital commitments included commitments for capital projects. Other operating commitments consisted of third-party satellite capacity arrangements as well as other commitments that are not categorized as property leases or capital commitments. The Company’s off-balance sheet obligations included the future minimum payments for the non-cancellable period of each respective obligation, which have various terms and expire between 2026 to 2051.

Certain variable costs associated with the capitalized leases have been included in property leases commitments with a termination date co-terminus with the lease liability.

The Company has entered into contracts for the deployment of the Telesat Lightspeed constellation and other capital expenditures. The total outstanding commitments as at December 31, 2025 were included in capital commitments.

The Company has agreements with various customers for prepaid revenue on several service agreements which take effect when the satellite is placed in service. The Company is responsible for operating and controlling these satellites. As at December 31, 2025, customer prepayments of $190.3 million (December 31, 2024 — $243.0 million), a portion of which is refundable under certain circumstances, were reflected in other current and long-term liabilities.

In the normal course of business, the Company has executed agreements that provide for indemnification and guarantees to counterparties in various transactions. These indemnification undertakings and guarantees may require the Company to compensate the counterparties for costs and losses incurred as a result of certain events including, without limitation, loss or damage to property, change in the interpretation of laws and regulations (including tax legislation), claims that may arise while providing services, or as a result of litigation that may be suffered by the counterparties. The nature of substantially all of the indemnification undertakings prevents the Company from making a reasonable estimate of the maximum potential amount the Company could be required to pay counterparties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, the Company has not made any significant payments under such indemnifications.

Telesat Corporation and Telesat CanHold Corporation have entered into an indemnification agreement with PSP Investments where they will indemnify PSP Investments on a grossed-up basis for PSP Investment’s pro rata share of the costs relating to: (a) certain losses and litigation proceedings related to the Transaction, (b) certain losses with regard to Loral and out-of-pocket expenses of Loral and (c) certain tax matters.

In the case of indemnification for certain tax matters only, there will be a cap of US$50 million (other than with respect to defense costs and grossed-up payments) and all other indemnification obligations will be uncapped.

Legal Proceedings

The Company participates from time to time in legal proceedings arising in the normal course of its business.

Telesat previously received assessments from Brazilian tax authorities alleging that additional taxes are owed on revenue earned for the period 2002 to 2021. The total disputed amount for the period 2002 to 2021, including interest and penalties, is now $109.4 million. The disputes relate to the Brazilian tax authorities’ characterization of revenue. The Company has challenged the assessments. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

The Canadian tax authorities have reassessed the Company for $11.6 million relating to its Scientific Research and Experimental Development claims for the years 2016 and 2017. The Company has challenged the reassessments and paid 50% of the outstanding amounts in order to formally object. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

Telesat Canada is in a contract dispute with its customers Shaw Satellite G.P. and Shaw Satellite Services Inc. (collectively, “Shaw”), regarding payments for services provided to Shaw on the Anik F2 satellite and related ground services pursuant to two agreements with terms that ended December 31, 2025. Shaw has purported to terminate both agreements alleging that the Anik F2 RF channel services failed to meet the required performance parameters. While the Anik F2 satellite experienced a North-South thruster failure in late 2021, and was transitioned to inclined operations in late 2022, the Anik F2 satellite remains capable of meeting the performance parameters in the agreements. Telesat Canada commenced an action against Shaw in the Ontario Superior Court of Justice on September 26, 2024 seeking, among other things, damages for breach of contract and breach of the duty of good faith in the amount of $45 million. Shaw has denied that Telesat is entitled to the damages claimed and, among other things, claimed damages against Telesat in the amount of $14 million for breach of contract. While we believe we have a strong position in this contract dispute with Shaw, no assurances can be made on a successful outcome to the dispute and, further, no assurances can be made on recovery of any amounts in connection therewith.

On January 21, 2026, Wilmington Savings Fund, FSB (the “Plaintiff”), in its capacity as Administrative Agent under the Credit Agreement dated as of March 28, 2012 (as amended, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”) by and among Telesat Canada, Telesat LLC, and the guarantors party thereto, at the direction of the holders of a majority of the outstanding term loans under the Credit Agreement (the “Term Lenders”), issued claims in the State of New York against Telesat Canada and Telesat LEO CanHold Corporation and in the Province of Ontario against these same defendants along with Telesat Corporation, Telesat LEO Holdings ULC and the Directors of Telesat Canada. The claim relates to a transaction Telesat completed and announced on September 12, 2025 (see Note 35), in which Telesat completed the distribution of 62% of the equity of its Telesat Lightspeed business (the “Transferred Equity”) from Telesat Canada to Telesat LEO CanHold Corporation, an indirect subsidiary of Telesat Corporation (“SpinCo” and the transaction, the “Transaction”). The Plaintiffs allege that Transaction (i) was in violation of sections 34 or 36 of the Canada Business Corporations Act (the “CBCA”); (ii) effected a result that was oppressive to, unfairly prejudicial to, or unfairly disregarded the reasonable expectations of the Term Lenders; (iii) breached Section 6.03 of the Credit Agreement claiming that the Transaction resulted in Telesat Canada transferring all or substantially all of its value (specifically the 62% of equity in Telesat Lightspeed) to SpinCo; and (iv) violated section 2 of the Ontario Fraudulent Conveyances Act, claiming that Telesat Canada was insolvent at the time of the Transaction and undertook the Transaction with the intent to harm and prejudiced the Term Lenders. The Plaintiffs seek various relief including (a) remedying the effects of the Transaction on the Term Lenders, including but not limited to an order providing the Term Lenders with an interest in Telesat Corporation, SpinCo, and/or Telesat LEO Holdings ULC (along with its predecessor Telesat LEO Holdings Inc.) equal to the value of the Transferred Equity; (b) damages in an amount to be determined; (c) a declaration that the Transaction is void as against the Term Lenders; (d) an order pursuant to section 118(2) of the CBCA to restore to Telesat Canada any amounts distributed or paid to SpinCo pursuant to the Transaction and not otherwise recovered by Telesat Canada; and (e) costs of the proceedings. In the event that the Plaintiffs were to prevail on their claim for breach of the credit agreement, they could attempt to accelerate the payment of the Term Loan which, if successful, could result in an acceleration of the remainder of the Telesat Canada Debt. Telesat believes the lawsuits, filed at the direction of a group of distressed debt hedge funds, are without merit and intends to defend itself vigorously.

Other than the legal proceedings disclosed above, the Company is not aware of any proceedings outstanding or threatened as of the date hereof by or against it or relating to its business which may have, or have had in the recent past, significant effects on the Company’s financial position or profitability.